Other Financial Liability (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Other Financial Liability [Line Items]
Maturity period	24 months
Concorde International Group Ltd [Member]
Other Financial Liability [Line Items]
Other financial liability	$ 37,393